UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MIG Capital, LLC

Address:   660 Newport Center Drive
           Suite 1300
           Newport Beach, CA 92660


Form 13F File Number: 028-12667


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Andrews
Title:  Chief Compliance Officer
Phone:  949-474-5800

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Andrews                   Newport Beach, CA                  5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      193,206
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVENT SOFTWARE INC        COM              007974108    8,985   321,244 SH       SOLE                  321,244      0    0
APPLE, INC                 COM              037833100    8,233    18,600 SH       SOLE                   18,600      0    0
ARCH CAP GROUP LTD         ORD              G0450A105   10,882   207,000 SH       SOLE                  207,000      0    0
ARDEN GROUP INC            CL A             039762109    5,580    55,200 SH       SOLE                   55,200      0    0
BB&T CORP                  COM              054937107    5,173   164,800 SH       SOLE                  164,800      0    0
BLACK DIAMOND INC          COM              09202G101    6,376   699,848 SH       SOLE                  699,848      0    0
COACH INC                  COM              189754104    8,013   160,291 SH       SOLE                  160,291      0    0
ECHOSTAR CORP              CL A             278768106    5,043   129,400 SH       SOLE                  129,400      0    0
GRUPO TELEVISA SA          SPON ADR REP ORD 40049J206    7,717   290,000 SH       SOLE                  290,000      0    0
GUESS INC                  COM              401617105    6,381   257,000 SH       SOLE                  257,000      0    0
INTERVAL LEISURE GROUP INC COM              46113M108    9,870   454,013 SH       SOLE                  454,013      0    0
JACK IN THE BOX INC        COM              466367109    3,587   103,700 SH       SOLE                  103,700      0    0
LIBERTY INTERACTIVE CORP   INT COM SER A    53071M104    8,579   401,464 SH       SOLE                  401,464      0    0
MARATHON PETE CORP         COM              56585A102      245     2,730 SH       SOLE                    2,730      0    0
MICROSOFT CORP             COM              594918104    7,296   255,067 SH       SOLE                  255,067      0    0
PACWEST BANCORP DEL        COM              695263103    5,572   191,400 SH       SOLE                  191,400      0    0
PEPSICO INC                COM              713448108    9,572   121,000 SH       SOLE                  121,000      0    0
RENT A CTR INC NEW         COM              76009N100    7,862   212,826 SH       SOLE                  212,826      0    0
SCHWAB CHARLES CORP NEW    COM              808513105    6,250   353,300 SH       SOLE                  353,300      0    0
SPRINT NEXTEL CORP         COM SER 1        852061100       93    14,945 SH       SOLE                   14,945      0    0
STARBUCKS CORP             COM              855244109    8,451   148,400 SH       SOLE                  148,400      0    0
TEMPUR PEDIC INTL INC      COM              88023U101    4,467    90,000 SH       SOLE                   90,000      0    0
TEXAS ROADHOUSE INC        COM              882681109    6,628   328,293 SH       SOLE                  328,293      0    0
TILLYS INC                 CL A             886885102    8,421   662,003 SH       SOLE                  662,003      0    0
VIASAT INC                 COM              92552V100   26,162   540,100 SH       SOLE                  540,100      0    0
ZIX CORP                   COM              98974P100    7,767 2,169,424 SH       SOLE                2,169,424      0    0


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